INVENTORY - Schedule of Inventory (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventories [Abstract]
Product inventory	$ 297	$ 285
Materials and supplies	658	609
Total inventory	$ 955	$ 894